Income Taxes - Movement in Deferred Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning of the year	$ 14,223	$ 13,099
Deferred income tax (expense) recovery	(11,860)	750
Income tax expense (recovery) recognized in OCI	(576)	3,073
Foreign exchange	528	(2,699)
At the end of the year	$ 2,315	$ 14,223